Note 14 - Major Customer	6 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of major customers [text block]
14.	MAJOR CUSTOMER

The Company had sales to a major customer in the period ended in
June 30, 2019
and
June 30, 2018,
a government agency of the People’s Republic of China. The total percentage of sales to this customer during the period was
96%
(
2018
–
91%
) and the total percentage of accounts receivable at
June 30, 2019
was
93%
(
2018
–
84%
)